UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.   Name and address of issuer:

     Mercury Funds, Inc.
    (Merrill Lynch Global Balanced Fund) (formerly known as Mercury Global
     Balanced Fund)

     800 Scudders Mill Road
     Plainsboro, NJ 08536

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2.  The name of each series or class of securities for which this Form is filed:

    (If the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):               [ ]

Merrill Lynch Global Balanced Fund is a series of Mercury Funds, Inc. There are other series of Mercury Funds, Inc. The offering of each series is separately registered under the Securities Act of 1933. Therefore, separate Forms 24f-2 will be filed for each series. This Form is being filed for all classes of shares of the Merrill Lynch Global Balanced Fund.

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3.  Investment Company Act File Number:                 811-08797

    Securities Act File Number:                         333-72239

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4(a).       Last day of fiscal year for which this Form is filed: November 30,
            2003

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

            Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5.  Calculation of registration fee:

    (i)   Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):               $   3,580,733
                                                                      ----------

    (ii)  Aggregate price of securities redeemed or
          repurchased during the fiscal year:                      $  49,579,947
                                                                    ------------

    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending
          no earlier than October 11, 1995 that were not
          previously used to reduce registration
          fees payable to the Commission:                          $ 204,432,890
                                                                    ------------

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii)]:
                                                $ 254,012,837
                                                 ------------

    (v)   Net sales - if Item 5(i)is greater than
          Item 5(iv) [subtract Item 5(iv) from
          Item 5(i)]:                                                 $ 0
                                                                      ----------

    (vi)  Redemption credits available for use
          in future years--If Item 5(i) is
          less than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                      $ 250,432,104
                                                 ------------

    (vii) Multiplier for determining registration fee
          (See Instruction C.9):                                  x    .00001267
                                                                     -----------

    (viii) Registration fee due [multiply Item 5(v) by
           Item 5(vii)] (enter "0" if no fee is due):             = $          0
                                                                     ===========
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6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting
    an amount of securities that were registered under the
    Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
    securities (number of shares or other units) deducted here:
                                                                       0
                                                                     -----------
    If there is a number of shares or other units that were
    registered pursuant to rule 24e-2 remaining unsold at the
    end of the fiscal year for which this form is filed that
    are available for use by the issuer in future fiscal
    years, then state that number here:
                                                                       0
                                                                     -----------
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7.  Interest due - if this Form is being filed more than
    90 days after the end of the issuer's fiscal year
    (see Instruction D):                                         + $           0
                                                                    ------------
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8.  Total of the amount of the registration fee due plus
    any interest due [line 5(viii) plus line 7]:                 = $           0
                                                                    ------------
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9.  Date the registration fee and any interest payment
    was sent to the Commission's lockbox depository:                         N/A

         Method of Delivery:

              [ ] Wire Transfer

              [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


                                                       /s/ Donald C. Burke
                                                    ----------------------------
                                                           Donald C. Burke
                                                    Vice President and Treasurer

Date: February 18, 2003



*   Please print the name and title of the signing officer below the signature.